LEASE TERMINATION COSTS - 135 LUDLOW AVENUE	12 Months Ended
Mar. 31, 2016
Operating Leases Rental Properties Termination Costs Disclosure [Abstract]
Operating Leases Rental Properties Termination Costs Disclosure [Text Block]
NOTE 13 -	LEASE TERMINATION COSTS - 135 LUDLOW AVENUE

The lease for the property located at 135 Ludlow Avenue, Northvale NJ, includes a requirement that, at termination, the Company return the property to its condition at the inception of the lease, with normal wear and tear excepted. Such requirement accordingly represents an unconditional obligation associated with the retirement of a long-lived asset and subject to ASC 410 of the Codification. The Company estimates such costs would amount to $50,000, at lease termination, and pursuant to ASC 410 has recorded a liability and offsetting asset equal to the present value, at lease inception, of such obligation. This liability is accreted over the term of the lease (including extensions), using the interest method and principally included within interest expense.